Commitments - Narrative (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 69,236
Fleet Management System | Otjikoto
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	55,000
2021
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	35,576
2021 | Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	3,000
2021 | Masbate
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	1,000
2021 | Gramalote
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	3,000
2021 | Solar Plant | Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	3,000
2021 | Other Projects | Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	3,000
2021 | Fleet Management System | Otjikoto
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	22,000
2022 | Fleet Management System | Otjikoto
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 33,000